Reclassification of prior year amounts (Narrative) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Transaction Costs	$ 0	$ 164,696
Increase (decrease) due to corrections of prior period errors [Member]
General and administrative expense		651,765
Other expenses		651,765
Foreign exchange loss		487,069
Transaction Costs		$ 164,696